INVENTORIES	3 Months Ended
Mar. 31, 2012
Inventories [Abstract]
Inventories
NOTE 3 – Inventories:
Inventories consisted of the following:
	March 31,	December 31,
	2012	2011

	U.S. $ in millions
	Unaudited	Audited
Finished products	$2,690	$2,502
Raw and packaging materials	1,666	1,589
Products in process	823	781
Materials in transit and payments on account	153	140

	$5,332	$5,012